CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts | $	$ 657	$ 707
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	33,558,102	33,319,923
Ordinary shares, shares outstanding	33,558,102	33,319,923